Investment in ATC (Details-1) (USD $)	6 Months Ended		4 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jul. 31, 2013 Mge Transco [Member] ATC Capital Contribution [Member]	Jun. 30, 2013 ATC [Member] Mge Transco [Member]	Jun. 30, 2012 ATC [Member] Mge Transco [Member]	Dec. 31, 2012 ATC [Member] Mge Transco [Member]
Schedule Of Equity Method Investments [Line Items]
Equity earnings from investment in ATC	$ 4,705,000	$ 4,484,000		$ 4,700,000	$ 4,500,000
Dividends from ATC	3,638,000	3,494,000		3,600,000	3,500,000
Contributions to ATC				700,000	900,000
Investment in ATC				62,800,000		61,000,000
Subsequent Events [Line Items]
Subsequent Event, Description			On July 31, 2013, MGE Transco made a $0.4 million capital contribution to ATC.
Contributions to ATC	$ 950,000	$ 938,000	$ 400,000